Earnings per share (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	5.45	4.51	3.95
Diluted earnings per share (in dollars per share)	5.41	4.48	3.92
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	2,457	2,104	1,854
Weighted-average shares outstanding (in shares)	451.1	466.3	469.2
Effect of stock options (in shares)	3.3	3.8	4.3
Weighted-average diluted shares outstanding (in shares)	454.4	470.1	473.5
Weighted-average number of stock options not included in the calculation of diluted earnings per share (in shares)	0.1	0	0.4